Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Benefit Obligations Fair Value of Plan Assets and Funded Status	The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2022	2021	2022	2021
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$765,618	$834,913	$292,646	$306,524
Projected benefit obligation assumed from business combination	87,933	—	5,195	—
Plan Settlements	(112)	(1,294)	—	—
Service cost	16,309	14,673	6,277	7,307
Interest cost	24,787	20,676	9,146	8,048
Actuarial gain	(198,074)	(36,597)	(82,991)	(18,977)
Contributions from retirees	—	—	2,220	2,040
Plan amendments	—	237	(2,452)	310
Medicare Part D	—	—	367	373
Benefits paid	(68,197)	(66,800)	(13,078)	(12,979)
Foreign exchange	(129)	(190)	—	—
Projected benefit obligation, end of year	$628,135	$765,618	$217,330	$292,646
Change in plan assets
Fair value of plan assets, beginning of year	648,864	629,157	192,375	176,616
Plan assets acquired in business combination	74,532	—	8,577	—
Actual return on plan assets	(109,118)	58,721	(30,105)	15,200
Employer contributions	23,296	29,058	11,811	11,178
Plan Settlements	(112)	(1,294)	—	—
Contributions from retirees	—	—	2,220	1,988
Medicare Part D subsidy receipts	—	—	367	372
Benefits paid	(68,197)	(66,800)	(13,078)	(12,979)
Foreign exchange	(10)	22	—	—
Fair value of plan assets, end of year	$569,255	$648,864	$172,167	$192,375
Unfunded status	$(58,880)	$(116,754)	$(45,163)	$(100,271)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	12,264	11,751	14,218	11,879
Current liabilities	(1,907)	(1,902)	(3,039)	(699)
Non-current liabilities	(69,237)	(126,603)	(56,342)	(111,451)
Net amount recognized	$(58,880)	$(116,754)	$(45,163)	$(100,271)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2022	2021	2022	2021
Accumulated benefit obligation	$413,041	$489,043	$198,463	$274,649
Fair value of plan assets	$364,229	$396,679	$139,368	$162,592

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2022	2021	2022	2021
Projected benefit obligation	$489,140	$580,841	$198,463	$274,649
Fair value of plan assets	$417,994	$452,333	$139,368	$162,592

Schedule of Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2021	$57,231	$(5,306)	$(4,299)	$—
Additions to AOCI	(59,754)	237	(24,126)	(24)
Amortization in current period	(13,130)	1,626	(2,021)	334
Amortization due to plan settlements	(210)	—	—	—
Reclassification to regulatory accounts	31,670	(752)	14,816	—
Balance, December 31, 2021	$15,807	$(4,195)	$(15,630)	$310
Additions to AOCI	(47,473)	—	(41,527)	(24)
Amortization in current period	(3,429)	1,584	56	(2,476)
Amortization due to plan settlements	15	—	—	—
Reclassification to regulatory accounts	34,409	(752)	23,551	—
Balance, December 31, 2022	$(671)	$(3,363)	$(33,550)	$(2,190)

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2022 and 2021 were as follows:

	Pension benefits		OPEB
	2022	2021	2022	2021
Discount rate	5.48%	2.94%	5.49%	3.00%
Interest crediting rate (for cash balance plans)	4.50%	4.00%	N/A	N/A
Rate of compensation increase	3.70%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.00%	5.88%
Age 65 and after			6.00%	5.88%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2033	2031

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost
Weighted average assumptions used to determine net benefit cost for 2022 and 2021 were as follows:

	Pension benefits		OPEB
	2022	2021	2022	2021
Discount rate	2.94%	2.49%	3.00%	2.58%
Expected return on assets	6.19%	6.20%	6.48%	4.79%
Rate of compensation increase	3.91%	3.99%	n/a	n/a
Health care cost trend rate
Before Age 65			5.88%	5.12%
Age 65 and after			5.88%	5.12%
Assumed ultimate medical inflation rate			4.75%	4.05%
Year in which ultimate rate is reached			2031	2031

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2022	2021	2022	2021
Service cost	$16,309	$14,673	$6,277	$7,307
Non-service costs
Interest cost	24,787	20,676	9,146	8,048
Expected return on plan assets	(41,226)	(35,972)	(11,359)	(10,052)
Amortization of net actuarial loss	3,452	13,126	(56)	2,021
Amortization of prior service credits	(1,584)	(1,626)	24	11
Amortization due to plan settlements	(15)	198	—	—
Amortization of regulatory accounts	22,951	19,665	4,829	218
	$8,365	$16,067	$2,584	$246
Net benefit cost	$24,674	$30,740	$8,861	$7,553

Schedule of Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	41%	30% -100%
Debt securities	49%	20% - 60%
Other	10%	0% - 20%
	100%

The fair values of investments as of December 31, 2022, by asset category, are as follows:

Asset class	2022	Percentage
Equity securities	$317,088	43%
Debt securities	356,654	48%
Other	67,680	9%
	$741,422	100%

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes the changes fair value of these level 3 assets as of December 31:

Level 3
Balance, January 1, 2022	$17,314
Contributions into funds	4,781
Return on assets	2,094
Distributions	(2,285)
Balance, December 31, 2022	$21,904

Schedule of Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2023	2024	2025	2026	2027	2028-2032
Pension plan	$48,174	$47,428	$49,794	$50,585	$50,433	$259,082
OPEB	$11,483	$12,025	$12,548	$12,925	$13,479	$72,684